Annual Operating Expenses - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio - VIP Emerging Markets Portfolio - Investor Class	Apr. 29, 2023
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.99%